Schedule of Investments - Virtus Newfleet Short Duration High Yield Bond ETF

April 30, 2026 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS – 81.7%

Commercial & Residential Mortgage Finance – 0.5%
Rocket Cos., Inc., 6.13%, 08/01/30(1)	$150,000	$152,303

Communication Services – 6.6%
CCO Holdings LLC / CCO Holdings Capital Corp., 6.38%, 09/01/29(1)	332,000	332,774
CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 03/01/31(1)	75,000	75,966
Cipher Compute LLC, 7.13%, 11/15/30(1)	100,000	103,776
CSC Holdings LLC, 11.25%, 05/15/28(1)	105,000	85,506
Directv Financing LLC, 8.88%, 02/01/30(1)	90,000	91,564
Directv Financing LLC, 8.88%, 02/01/30(1)	20,000	20,394
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/27(1)	130,000	130,178
DISH Network Corp., 11.75%, 11/15/27(1)	125,000	129,124
Gray Media, Inc., 9.63%, 07/15/32(1)	100,000	101,738
Gray Media, Inc., 7.25%, 08/15/33(1)	55,000	56,032
McGraw-Hill Education, Inc., 5.75%, 08/01/28(1)	230,000	228,416
Meridian Arc Holdco LLC, 6.25%, 04/30/31(1)	40,000	40,009
Nexstar Media, Inc., 6.50%, 09/15/33(1)	65,000	65,542
Nexstar Media, Inc., 7.25%, 04/15/34(1)	35,000	35,249
Oak-Eagle Acquireco, Inc., 7.25%, 07/01/33(1)	105,000	108,241
Rackspace Technology Global, Inc., 5.38%, 12/01/28(1)	50,000	19,000
Sinclair Television Group, Inc., 8.13%, 02/15/33(1)	145,000	150,251
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31(1)	90,000	88,362
Univision Communications, Inc., 7.38%, 06/30/30(1)	150,000	149,953
Total Communication Services		2,012,075

Consumer Discretionary – 8.3%
Aptiv Swiss Holdings Ltd., 6.88%, (US 5 Year CMT T- Note + 3.39%), 12/15/54(2)	160,000	164,123
Caesars Entertainment, Inc., 4.63%, 10/15/29(1)	80,000	77,262
Churchill Downs, Inc., 5.75%, 04/01/30(1)	340,000	339,089
Ford Motor Co., 3.25%, 02/12/32	95,000	83,388
Hilton Domestic Operating Co., Inc., 5.88%, 04/01/29(1)	165,000	167,366
Hilton Domestic Operating Co., Inc., 4.00%, 05/01/31(1)	165,000	156,377
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 5.00%, 06/01/29(1)	125,000	121,045
Newell Brands, Inc., 6.38%, 09/15/27	60,000	60,601
Newell Brands, Inc., 6.63%, 09/15/29	324,000	323,998
Newell Brands, Inc., 6.38%, 05/15/30	80,000	78,402
Nissan Motor Acceptance Co. LLC, 5.63%, 09/29/28(1)	125,000	124,370
Risewell Homes, Inc., 9.25%, 10/01/29(1)	135,000	140,245
Risewell Homes, Inc., 8.50%, 11/01/30(1)	15,000	15,345
Rivers Enterprise Borrower LLC, 6.25%, 10/15/30(1)	75,000	76,331
Taylor Morrison Communities, Inc., 5.75%, 11/15/32(1)	10,000	10,116
Under Armour, Inc., 7.25%, 07/15/30(1)	120,000	122,545
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/28(1)	350,000	342,749
Security Description	Principal	Value
CORPORATE BONDS (continued)

Consumer Discretionary (continued)
WULF Compute LLC, 7.75%, 10/15/30(1)	$110,000	$115,677
Total Consumer Discretionary		2,519,029
Consumer Staples – 1.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.88%, 02/15/30(1)	135,000	132,229
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.50%, 03/31/31(1)	80,000	79,656
Post Holdings, Inc., 6.25%, 02/15/32(1)	60,000	61,221
Post Holdings, Inc., 6.38%, 03/01/33(1)	25,000	25,006
Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 6.25%, 04/01/29(1)	230,000	230,439
Total Consumer Staples		528,551

Energy – 16.5%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/29(1)	355,000	371,401
Antero Midstream Partners LP / Antero Midstream Finance Corp., 6.63%, 02/01/32(1)	225,000	230,848
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 6.63%, 10/15/32(1)	230,000	236,326
Bristow Group, Inc., 6.75%, 02/01/33(1)	60,000	61,090
Buckeye Partners LP, 6.75%, 02/01/30(1)	335,000	346,722
Caturus Energy LLC, 8.50%, 02/15/30(1)	165,000	172,599
DBR Land Holdings LLC, 6.25%, 12/01/30(1)	75,000	76,823
Energy Transfer LP, 8.00%, (US 5 Year CMT T- Note + 4.02%), 05/15/54(2)	170,000	180,291
Genesis Energy LP / Genesis Energy Finance Corp., 8.88%, 04/15/30	320,000	335,412
Gulfport Energy Operating Corp., 6.75%, 09/01/29(1)	325,000	333,827
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29(1)	305,000	320,499
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/29(1)	350,000	349,964
Kodiak Gas Services LLC, 6.50%, 10/01/33(1)	150,000	153,516
Noble Finance II LLC, 8.00%, 04/15/30(1)	330,000	343,354
Prairie Acquiror LP, 9.00%, 08/01/29(1)	75,000	78,361
SM Energy Co., 8.75%, 07/01/31(1)	20,000	20,989
Sunoco LP / Sunoco Finance Corp., 7.00%, 09/15/28(1)	365,000	373,890
Tidewater, Inc., 9.13%, 07/15/30(1)	85,000	91,557
Transocean International Ltd., 8.75%, 02/15/30(1)	259,000	271,397
Transocean International Ltd., 7.88%, 10/15/32(1)	40,000	42,880
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 03/15/29(1)	325,000	335,994
Venture Global LNG, Inc., 7.00%, 01/15/30(1)	245,000	252,125
Venture Global LNG, Inc., 9.88%, 02/01/32(1)	50,000	53,666
Total Energy		5,033,531

Schedule of Investments - Virtus Newfleet Short Duration High Yield Bond ETF (continued)

April 30, 2026 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)

Financials – 13.0%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 6.75%, 04/15/28(1)	$235,000	$238,142
Ally Financial, Inc., 8.00%, 11/01/31	135,000	150,843
Apollo Debt Solutions BDC, 6.90%, 04/13/29	149,000	153,885
Apollo Debt Solutions BDC, 5.88%, 08/30/30	178,000	176,485
Azorra Finance Ltd., 7.25%, 01/15/31(1)	130,000	133,256
Blue Owl Credit Income Corp., 3.13%, 09/23/26	400,000	396,044
Blue Owl Credit Income Corp., 6.65%, 03/15/31	69,000	68,754
Citadel Finance LLC, 4.75%, 02/14/29(1)	110,000	108,358
Citadel Finance LLC, 5.15%, 02/14/31(1)	15,000	14,655
F&G Annuities & Life, Inc., 6.50%, 06/04/29	180,000	182,203
Focus Financial Partners LLC, 6.75%, 09/15/31(1)	225,000	229,049
Global Atlantic Finance Co., 7.95%, (US 5 Year CMT T- Note + 3.61%), 10/15/54(1)(2)	320,000	321,689
Hub International Ltd., 7.25%, 06/15/30(1)	325,000	336,385
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	235,000	233,229
Liberty Mutual Group, Inc., 4.13%, (US 5 Year CMT T- Note + 3.32%), 12/15/51(1)(2)	190,000	187,948
Midcap Financial Issuer Trust, 6.50%, 05/01/28(1)	355,000	352,416
OneMain Finance Corp., 7.88%, 03/15/30	315,000	328,561
OneMain Finance Corp., 7.13%, 11/15/31	80,000	81,173
Panther Escrow Issuer LLC, 7.13%, 06/01/31(1)	265,000	266,391
Total Financials		3,959,466

Health Care – 9.5%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28(1)	240,000	238,956
AdaptHealth LLC, 6.13%, 08/01/28(1)	215,000	215,095
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(1)	10,000	10,398
Centene Corp., 4.63%, 12/15/29	110,000	107,292
Charles River Laboratories International, Inc., 4.25%, 05/01/28(1)	105,000	103,173
CHS/Community Health Systems, Inc., 4.75%, 02/15/31(1)	20,000	18,726
CVS Health Corp., 7.00%, (US 5 Year CMT T- Note + 2.89%), 03/10/55(2)	335,000	347,793
DaVita, Inc., 4.63%, 06/01/30(1)	203,000	196,606
DENTSPLY SIRONA, Inc., 8.38%, (US 5 Year CMT T- Note + 4.38%), 09/12/55(2)	160,000	160,951
Endo Finance Holdings LP, 8.50%, 04/15/31(1)	310,000	328,747
Global Medical Response, Inc., 7.38%, 10/01/32(1)	75,000	78,226
IQVIA, Inc., 6.25%, 06/01/32(1)	180,000	183,536
Medline Borrower LP, 5.25%, 10/01/29(1)	345,000	343,534
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 4.13%, 04/30/28(1)	190,000	187,626
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 5.13%, 04/30/31(1)	35,000	34,803
Pediatrix Medical Group, Inc., 5.38%, 02/15/30(1)	135,000	134,315
Tenet Healthcare Corp., 5.50%, 11/15/32(1)	200,000	199,592
Security Description	Principal	Value
CORPORATE BONDS (continued)

Health Care (continued)
Total Health Care		$2,889,369

Industrials – 7.6%
Arsenal AIC Parent LLC, 8.00%, 10/01/30(1)	70,000	73,269
Builders FirstSource, Inc., 5.00%, 03/01/30(1)	185,000	181,175
Esab Corp., 5.63%, 04/01/31(1)	20,000	20,234
FTAI Aviation Investors LLC, 5.50%, 05/01/28(1)	195,000	195,037
FTAI Aviation Investors LLC, 7.00%, 05/01/31(1)	85,000	88,032
GFL Environmental, Inc., 4.75%, 06/15/29(1)	155,000	153,276
Global Infrastructure Solutions, Inc., 5.63%, 06/01/29(1)	240,000	239,783
Herc Holdings, Inc., 7.00%, 06/15/30(1)	175,000	182,171
Herc Holdings, Inc., 5.75%, 03/15/31(1)	5,000	5,015
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 05/15/27	30,000	29,731
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 10.00%, 11/15/29(1)	175,000	176,746
Science Applications International Corp., 4.88%, 04/01/28(1)	85,000	84,481
Standard Industries, Inc., 4.75%, 01/15/28(1)	155,000	154,221
Synergy Infrastructure Holdings LLC, 7.88%, 12/01/30(1)	170,000	178,909
TransDigm, Inc., 6.75%, 08/15/28(1)	305,000	309,501
United Airlines Holdings, Inc., 4.88%, 03/01/29	70,000	69,129
United Airlines Holdings, Inc., 5.38%, 03/01/31	10,000	9,869
WESCO Distribution, Inc., 5.25%, 04/15/31(1)	185,000	185,347
Total Industrials		2,335,926

Information Technology – 4.3%
Cloud Software Group, Inc., 9.00%, 09/30/29(1)	220,000	216,197
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	185,000	183,540
Insight Enterprises, Inc., 6.63%, 05/15/32(1)	90,000	89,318
Neptune Bidco US, Inc., 9.29%, 04/15/29(1)	300,000	303,657
Oracle Corp., 4.95%, 02/04/31	80,000	78,275
Rocket Software, Inc., 9.00%, 11/28/28(1)	250,000	248,969
UKG, Inc., 6.88%, 02/01/31(1)	195,000	189,953
Total Information Technology		1,309,909

Materials – 3.7%
Cleveland-Cliffs, Inc., 7.63%, 01/15/34(1)	120,000	121,305
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/28(1)	71,000	71,171
JH North America Holdings, Inc., 5.88%, 01/31/31(1)	150,000	150,048
LSB Industries, Inc., 6.25%, 10/15/28(1)	340,000	340,381
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/30(1)	200,000	202,375
Solstice Advanced Materials, Inc., 5.63%, 09/30/33(1)	95,000	94,535
Windsor Holdings III LLC, 8.50%, 06/15/30(1)	150,000	156,770
Total Materials		1,136,585

Real Estate – 1.6%
HAT Holdings I LLC / Hat Holdings II LLC, 3.38%, 06/15/26(1)	71,000	70,857

Schedule of Investments - Virtus Newfleet Short Duration High Yield Bond ETF (continued)

April 30, 2026 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)

Real Estate (continued)
Iron Mountain, Inc., 5.25%, 07/15/30(1)	$155,000	$153,480
Millrose Properties, Inc., 6.38%, 08/01/30(1)	90,000	91,215
Outfront Media Capital LLC / Outfront Media Capital Corp., 7.38%, 02/15/31(1)	155,000	162,210
Total Real Estate		477,762

Transaction & Payment Processing Services – 2.0%
Block, Inc., 5.63%, 08/15/30(1)	300,000	300,472
NCR Atleos Corp., 9.50%, 04/01/29(1)	220,000	234,171
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/32(1)	90,000	89,892
Total Transaction & Payment Processing Services		624,535

Utilities – 6.4%
AES Corp. (The), 7.60%, (US 5 Year CMT T- Note + 3.20%), 01/15/55(2)	75,000	76,446
Alpha Generation LLC, 6.75%, 10/15/32(1)	75,000	76,858
American Electric Power Co., Inc., 7.05%, (US 5 Year CMT T- Note + 2.75%), 12/15/54(2)	150,000	157,054
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.00%, 07/15/29(1)	330,000	342,370
CenterPoint Energy, Inc., Series A, 7.00%, (US 5 Year CMT T- Note + 3.25%), 02/15/55(2)	100,000	103,551
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/29(1)	203,000	198,270
NRG Energy, Inc., 4.96%, 04/30/31(1)	150,000	149,003
PR RNO Property Owner 1 LLC, 6.50%, 05/01/31(1)	75,000	74,381
Sempra, 6.38%, (US 5 Year CMT T- Note + 2.63%), 04/01/56(2)	150,000	151,801
Spire, Inc., 6.25%, (US 5 Year CMT T- Note + 2.56%), 06/01/56(2)	110,000	109,665
Vistra Operations Co. LLC, 6.88%, 04/15/32(1)	295,000	308,092
VoltaGrid LLC, 7.38%, 11/01/30(1)	95,000	98,647
Xplr Infrastructure Operating Partners LP, 7.25%, 01/15/29(1)	47,000	48,900
Xplr Infrastructure Operating Partners LP, 8.38%, 01/15/31(1)	45,000	48,106
Total Utilities		1,943,144
Total Corporate Bonds
(Cost $24,832,548)		24,922,185
FOREIGN BONDS – 13.4%†

Communication Services – 0.0%(3)
Telesat Canada / Telesat LLC, 6.50%, 10/15/27 (Canada)(1)	20,000	12,100

Consumer Discretionary – 2.9%
1011778 BC ULC / New Red Finance, Inc., 6.13%, 06/15/29 (Canada)(1)	235,000	239,289
Flutter Treasury DAC, 5.88%, 06/04/31 (United Kingdom)(1)	250,000	249,260
Ontario Gaming GTA LP/OTG Co. Issuer LLC, 8.00%, 08/01/30 (Canada)(1)	250,000	247,184
Security Description	Principal	Value
FOREIGN BONDS (continued)

Consumer Discretionary (continued)
Opal Bidco SAS, 6.50%, 03/31/32 (France)(1)	$150,000	$152,802
Total Consumer Discretionary		888,535

Consumer Staples – 0.5%
Froneri Lux FinCo Sarl, 6.00%, 08/01/32 (United Kingdom)(1)	155,000	153,391

Energy – 2.9%
Coronado Finance Pty Ltd., 9.25%, 10/01/29 (Australia)(1)	175,000	158,846
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, (US 5 Year CMT T- Note + 3.95%), 03/01/55 (Canada)(2)	322,000	336,250
Teine Energy Ltd., 6.88%, 04/15/29 (Canada)(1)	345,000	345,621
TransCanada Pipelines Ltd., Series ., 6.13%, (US 5 Year CMT T- Note + 2.25%), 10/17/56 (Canada)(2)	30,000	30,140
Total Energy		870,857

Financials – 1.7%
Albion Financing 1 Sarl / Aggreko Holdings, Inc., 7.00%, 05/21/30 (Luxembourg)(1)	178,000	183,966
GGAM Finance Ltd., 6.88%, 04/15/29 (Ireland)(1)	330,000	337,963
Total Financials		521,929

Health Care – 1.3%
Genmab A/S/Genmab Finance LLC, 6.25%, 12/15/32 (Denmark)(1)	10,000	10,269
Grifols SA, 4.75%, 10/15/28 (Spain)(1)	235,000	231,859
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)	138,000	137,051
Total Health Care		379,179

Industrials – 1.4%
Cimpress PLC, 7.38%, 09/15/32 (Ireland)(1)	255,000	258,555
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30 (Ireland)(1)	170,000	173,637
Total Industrials		432,192

Materials – 2.7%
Capstone Copper Corp., 6.75%, 03/31/33 (Canada)(1)	250,000	254,589
Fortescue Treasury Pty Ltd., 5.88%, 04/15/30 (Australia)(1)	199,000	203,227
Maxam Prill Sarl, 7.75%, 07/15/30 (Luxembourg)(1)	200,000	207,571

Schedule of Investments - Virtus Newfleet Short Duration High Yield Bond ETF (continued)

April 30, 2026 (unaudited)

Security Description	Principal	Value
FOREIGN BONDS (continued)

Materials (continued)
Taseko Mines Ltd., 8.25%, 05/01/30 (Canada)(1)	$160,000	$167,695
Total Materials		833,082
Total Foreign Bonds
(Cost $4,075,807)		4,091,265
Common Stock - 0.0%(3)
Health Care - 0.0%(3)
Lannett Co., Inc.*(4) (Cost $462)	416	6,785
TERM LOAN – 0.0%(3)
Health Care - 0.0%(3)
Lannett Co., Inc., 2.00%, 06/16/30(4)
(Cost $78)	1,938	1,637
TOTAL INVESTMENTS - 95.1%
(Cost $28,908,895)		29,021,872
Other Assets in Excess of Liabilities - 4.9%		1,491,322
Net Assets - 100.0%		$30,513,194

†	Principal disclosed in USD unless otherwise stated.
*	Non-income producing security.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2026, the aggregate value of these securities was $24,344,289, or 79.8% of net assets.
(2)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2026.
(3)	Amount rounds to less than 0.05%.
(4)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

Abbreviations:
CMT — Constant Maturity Treasury Index

Schedule of Investments - Virtus Newfleet Short Duration High Yield Bond ETF (continued)

April 30, 2026 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Corporate Bonds	$—	$24,922,185	$—	$24,922,185
Foreign Bonds	—	4,091,265	—	4,091,265
Common Stock	—	—	6,785	6,785
Term Loan	—	—	1,637	1,637
Total	$—	$29,013,450	$8,422	$29,021,872

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended April 30, 2026.